Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 37,600,243
Closing balance	40,320,766	$ 47,197	$ 37,600,243
Opening balance	34,275,022
Closing balance	37,002,977		34,275,022
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,963,913		6,974,100
Financial liabilities	3,644,874		2,925,587
Fair Value [Member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,735,290		3,660,450
Fair Value [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,756,340		2,980,926
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,644,874		2,925,587
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	18,752		27,265
Gain (loss) recognized in profit or loss	2,905		352
Gain (loss) recognized in equity	(8,925)
Purchases, sales and agreements	150,639		(8,865)
Closing balance	163,371		18,752
Opening balance	877		840
Gain (loss) recognized in profit or loss	(1,984)		(420)
Net of purchases, sales and agreements	1,270		457
Closing balance	163		877
Level 3 [Member] | Financial assets not held for trading mandatorily measured at fair value through profit or loss [Member] | Commercial loans [member]
Disclosure of fair value measurement of assets [line items]
Gain (loss) recognized in profit or loss	(442)
Purchases, sales and agreements	53,648
Closing balance	53,206
Level 3 [Member] | Financial instruments at FVTOCI [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Gain (loss) recognized in equity	(8,925)
Purchases, sales and agreements	101,107
Closing balance	92,182
Level 3 [Member] | Financial derivative contracts [member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,996		3,576
Gain (loss) recognized in profit or loss	(273)		1,789
Purchases, sales and agreements	(1,064)		(3,369)
Closing balance	659		1,996
Level 3 [Member] | Financial derivative contracts [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	16,756		23,689
Gain (loss) recognized in profit or loss	3,620		(1,437)
Purchases, sales and agreements	(3,052)		(5,496)
Closing balance	17,324		16,756
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Currency forwards [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	635		116
Gain (loss) recognized in profit or loss	(460)		2,331
Net of purchases, sales and agreements	(118)		(1,812)
Closing balance	57		635
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	242		724
Gain (loss) recognized in profit or loss	(1,524)		(2,751)
Net of purchases, sales and agreements	1,388		2,269
Closing balance	$ 106		$ 242